Cover	Jan. 02, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K is being filed solely to correct an inadvertent typo in the first parenthetical of the last sentence of the section titled “Item 5.07. Submission of Matters to a Vote of Security Holders” in the Current Report on Form 8-K (the “Original 8-K”) filed by Nocturne Acquisition Corporation (the “Company”) on January 4, 2024 to correctly report the percentage of the Company’s outstanding public shares represented by a redemption of public shares for a pro rata portion of funds in the Company’s trust account. The Original 8-K announced, among other things, the results of the stockholder vote at the Company’s recently held extraordinary general meeting approving the amendment to the Company’s Amended and Restated Memorandum and Articles of Association to extend the date by which the Company must consummate its initial business combination. With the exception of this correction, there are no other changes or modifications to the Original 8-K. Capitalized terms used but not otherwise defined herein shall have the respective meanings assigned to such terms in the Original 8-K.
Document Period End Date	Jan. 02, 2024
Entity File Number	001-40259
Entity Registrant Name	NOCTURNE ACQUISITION CORPORATION
Entity Central Index Key	0001837344
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	P.O. Box 25739
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92799
City Area Code	650
Local Phone Number	935-0312
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, $0.0001 par value and one right
Title of 12(b) Security	Units, each consisting of one ordinary share, $0.0001 par value and one right
Trading Symbol	MBTCU
Security Exchange Name	NASDAQ
Ordinary shares included as part of Units
Title of 12(b) Security	Ordinary shares included as part of Units
Trading Symbol	MBTC
Security Exchange Name	NASDAQ
Rights included as part of the Units
Title of 12(b) Security	Rights included as part of the Units
Trading Symbol	MBTCR
Security Exchange Name	NASDAQ